The Diplomat Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 95.7%
	United States Treasury Note
$13,039,000	3.500%, 2/28/2031[1]	$12,552,071
	TOTAL U.S. TREASURY NOTES
	(Cost $12,740,224)	12,552,071

Number of Shares
	SHORT-TERM INVESTMENTS — 3.2%
418,184	Fidelity Investments Money Market Government Portfolio - Class I 3.510%[2]	418,184
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $418,184)	418,184
	TOTAL INVESTMENTS — 98.9%
	(Cost $13,158,408)	12,970,255
	Other Assets in Excess of Liabilities — 1.1%	143,928
	TOTAL NET ASSETS — 100.0%	$13,114,183

[1]	All or a portion of this security is segregated as collateral for initial futures margin. The market value of the securities pledged as collateral was $385,062, which represents 2.9% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

The Diplomat Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

FUTURES CONTRACTS
				Value/
Number of				Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)

112	CME 3M SOFR	December 2027	$26,825,400	$(15,400)
41	U.S. 10 Year Treasury Note	September 2026	4,428,000	(26,266)

TOTAL FUTURES CONTRACTS			$31,253,400	$(41,666)